PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Mar. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Nov. 02, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lab equipment								$ 3,500
Depreciation expense	$ 13,125	$ 10,720		$ 37,981	$ 25,879	$ 36,775	$ 14,794
Construction in Progress	$ 157,686			$ 157,686
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lab equipment			$ 239,595
Annual interest rate			4.50%
Estimated useful lives of leased equipment			15 years